Supplemental Oil and Gas Information (Unaudited) (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves
Beginning of year	$ 1,499,414	$ 596,696	$ 212,937
Sale of oil and natural gas produced, net of production costs	(160,023)	(153,621)	(68,553)
Purchase of minerals in place	375,953	565,760	282,798
Sale of minerals in place	(154,963)	(282)
Reserves retained by predecessor		(1,940)
Extensions and discoveries	265,108	114,482	19,891
Changes in income taxes, net	1,947	(1,947)	(1,506)
Changes in prices and costs	(331,760)	197,939	52,956
Previously estimated development costs incurred	66,360	4,721	10,528
Net changes in future development costs	(1,140)	(17,054)	(997)
Revisions of previous quantities	(90,587)	99,514	85,889
Accretion of discount	150,136	80,999	21,391
Change in production rates and other	(30,529)	14,147	(18,638)
End of year	$ 1,589,916	$ 1,499,414	$ 596,696